Stock Option Plans - Schedule of the assumptions employed in the calculation of the fair value of share-based compensation expense (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Risk free interest rate minimum	4.04%	4.05%	4.10%	4.05%
Risk free interest rate maximum	4.66%	4.89%	4.35%	4.89%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term	6 years	4 years 10 months 24 days	6 years	4 years 10 months 24 days
Expected stock volatility minimum	101.90%	91.90%	100.10%	91.90%
Expected stock volatility maximum	103.00%	99.70%	103.00%	99.70%
Common Stock [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Common stock fair value	$ 3.39	$ 3.69	$ 4.76	$ 3.69